Income Taxes (Income before Income Tax, Domestic and Foreign) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States			$ 2.0	$ 38.4	$ 51.2
Foreign			25.0	48.5	40.2
Income (loss) before income taxes	$ (361.0)	$ (47.9)	$ 27.0	$ 86.9	$ 91.4